Segment Information - Schedule of Several Key Metrics Included in the Net Loss And Total Assets (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026
Segment Reporting [Abstract]
Cash and marketable securities held in Trust Account	$ 0	$ 232,582,684	$ 232,582,684
Cash	121,831	1,855,444	1,855,444
General and administrative costs	24,486	555,255	728,147
Interest earned on cash and marketable securities held in Trust Account		2,093,651	2,582,684
Deferred offering costs	64,171
Formation, general and administrative costs	$ 24,486	$ 555,255	$ 728,147